PodcastOne Bridge Loan (Details) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 08, 2023	Jul. 15, 2023	Jul. 15, 2023	Apr. 15, 2023	Jul. 15, 2022	Apr. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 04, 2023
PodcastOne Bridge Loan (Details) [Line Items]
Optional redemption, description					(i) the price equal to $60.0 million divided by the aggregate number of shares of the Company’s common stock outstanding immediately prior to the closing of a Qualified Financing or Qualified Event, as applicable (assuming full conversion or exercise of all convertible and exercisable securities of the Company then outstanding, subject to certain exceptions), and (ii) 70% of the offering price of the shares (or whole units, as applicable) in the Qualified Financing or 70% of the initial listing price of the shares on a national securities exchange in the Qualified Event, as applicable. Each holder of the PC1 Notes (other than LiveOne) may at such holder’s option require the Company to redeem up to 45% of the principal amount of such holder’s PC1 Notes (together with accrued interest thereon, but excluding the OID), in aggregate up to $3,000,000 for all of the PC1 Notes (other than those held by LiveOne), immediately prior to the completion of a Qualified Financing or a Qualified Event, as applicable, with such redemption to be made pro rata to the redeeming holders of the PC1 Notes (the “Optional Redemption”). Upon a Purchaser’s redemption of any PC1 Notes pursuant to the Optional Redemption right, then a portion of such Purchaser’s PC1 Warrants shall be forfeited and cancelled in accordance with the following formula: for each $0.001 million of the principal amount of the PC1 Notes redeemed, PC1 Warrants to purchase 100% of the Warrant Shares issued per $0.001 million of the principal amount of the PC1 Notes shall be immediately forfeited and cancelled.
Live one, description												(i) not to effect a Qualified Financing or a Qualified Event, as applicable, unless immediately following such event LiveOne owns no less than 66% of the Company’s equity, unless in either case otherwise permitted by the written consent of the holders of the majority of the PC1 Notes (excluding LiveOne) (the “Majority Noteholders”) and LiveOne’s senior lender, as applicable, (ii) that until a Qualified Financing or a Qualified Event, as applicable, is consummated, LiveOne guaranteed the repayment of the PC1 Notes when due (other than the Bridge Notes issued to LiveOne) and any interest or other fees due thereunder, and (iii) that if the Company has not consummated a Qualified Financing or a Qualified Event, as applicable, by February 15, 2023, March 15, 2023 or April 15, 2023, as applicable, unless in either case permitted by the written consent of the Majority Noteholders, the Company shall be required to redeem $1,000,000 of the then outstanding PC1 Notes pro rata from the PC1 Notes holders (other than the PC1 Notes issued to LiveOne) by the tenth calendar day of each month immediately following such respective date, up to an aggregate redemption of $3,000,000 over the course of such three months, each of which shall be distributed to the holders of the PC1 Notes (other than LiveOne) on a prorated basis (the “Early Redemption”).
Repaid amount					$ 2,000,000
Total principal amount												$ 3,000,000
Required to repay of bridge loan amount					1,000,000
Warrant liability										$ 2,600,000		2,600,000
Unrealized gains of warrant liabilities										200,000
Fair value of redemption liability					$ 1,700,000					$ 2,000,000		2,000,000
Fair value of the redemption liability related to operations												300,000
Amortized to interest expense			$ 5,800,000									4,100,000
Interest expense												$ 600,000
Unsecured convertible notes					10.00%
Aggregate amount converted									$ 10,276,000
Redemption Liability derivative							$ 5,800,000		5,800,000
Amortization of the discount							0	$ 1,400,000	1,600,000		2,600,000
Early Redemption [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Live one, description												The Company also agreed (i) not to effect the Direct Listing or an initial public offering, as applicable, unless immediately following such event LiveOne owns no less than 66% of our equity, unless in either case otherwise permitted by the written consent of the holders of the majority of the Bridge Notes (excluding LiveOne) (the “Majority Noteholders”) and the senior lenders, as applicable, (ii) that until the Direct Listing or an initial public offering, as applicable, is consummated, LiveOne guaranteed the repayment of the Bridge Notes when due (other than the Bridge Notes issued to LiveOne) and any interest or other fees due thereunder, and (iii) that if we have not consummated the Direct Listing or an initial public offering, as applicable, by February 15, 2023, March 15, 2023 or April 15, 2023, unless in either case permitted by the written consent of the Majority Noteholders, the Company was required to redeem $1,000,000 of the then outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) by the tenth calendar day of each month immediately following such respective date, up to an aggregate redemption of $3,000,000 over the course of such three months, each of which shall be distributed to the holders of the Bridge Notes (other than LiveOne) on a prorated basis (the “Early Redemption”). As of May 5, 2023, we have not yet consummated the Direct Listing and accordingly, as required by the notice from the holders of the Bridge Notes (other than LiveOne), we redeemed (i) $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on April 7, 2023, (ii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on May 13, 2023, and (iii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on June 3, 2023. The Company is not required to redeem any additional Bridge Notes, other than at maturity, subject to the Bridge Notes automatically converting as described herein.
PC1 Warrants [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Warrant liability amount							2,600,000		2,600,000
Total change in fair value of loss							$ 0	200,000	$ 6,300,000		600,000
Conversion of Debt into Common Stock [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Aggregate amount converted	$ 7,020,000.00
Converted into common stock	$ 2,341,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3
PC1 Warrants [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3
Common stock warrants issued and outstanding (in Shares)							3,114,000		3,114,000
Reg St Redemption [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Total principal amount												$ 3,000,000
PC1 Bridge Loan [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Prepaid amount				$ 1,000,000
Repaid amount				$ 2,000,000		$ 2,000,000
Total principal amount									$ 3,000,000
Interest expense							$ 0	200,000	200,000		500,000
Aggregate principal amount		$ 8,800,000	$ 8,800,000
Gross proceeds		$ 8,000,000
Unsecured convertible notes		10.00%	10.00%
Divided by aggregate number of shares		$ 60,000,000	$ 60,000,000
Offering price of the shares		70.00%	70.00%
Principal amount		45.00%	45.00%
Aggregate amount		$ 3,000,000	$ 3,000,000
Purchase of warrants		100.00%	100.00%
Redeemed principal amount									3,000,000
PC1 Bridge Loan [Member] | LiveOne [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Aggregate amount		$ 3,000,000	$ 3,000,000
Owns company equity		66.00%	66.00%
Redeemed shares		$ 1,000,000	$ 1,000,000
Redemption Features [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Derivative value	$ 3,400,000
Redemption Features [Member] | Debt Instrument, Redemption, Period One [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Total change in fair value of loss							$ 1,000	$ 0	$ 1,300,000		$ 300,000
Reclassified From Liability to Equity [Member] | PC1 Warrants [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Warrant liability amount	$ 9.1
Private Placement [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Unsecured convertible notes percentage			10.00%		10.00%
Aggregate principal amount					$ 8,800,000
Cash proceeds					7,400,000
Net of placement agent fees					$ 700,000
PC1 Notes bear interest at a rate		10.00%	10.00%
Subsequent Event [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Prepaid amount						$ 1,000,000
Forecast [Member]
PodcastOne Bridge Loan (Details) [Line Items]
Repaid amount		$ 2,000,000	$ 2,000,000
Unsecured convertible notes													16.00%